Inventories (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of inventories
Current portion	$ 1,575,509	$ 1,089,087	$ 991,234
Long-term portion	10,009,310	10,245,146	9,382,164
Inventory, Total	11,584,819	11,334,233	10,373,398
Raw materials [Member]
Schedule of inventories
Current portion	127,619	416,519	284,628
Long-term portion	2,729,412	2,608,829	2,734,896
Inventory, Total	2,857,031	3,025,348	3,019,524
Work-in-process [Member]
Schedule of inventories
Current portion	17,561	17,446	22,523
Long-term portion
Inventory, Total	17,561	17,446	22,523
Finished goods - handicrafts [Member]
Schedule of inventories
Current portion	100,417	197,842	153,578
Long-term portion	699,562	653,785	695,426
Inventory, Total	799,979	851,627	849,004
Yew seedlings [Member]
Schedule of inventories
Current portion	1,329,912	457,280	530,505
Long-term portion	6,580,336	6,982,532	3,622,991
Inventory, Total	7,910,248	7,439,812	4,153,496
Other trees [Member]
Schedule of inventories
Current portion
Long-term portion			2,328,851
Inventory, Total			$ 2,328,851